Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 218,966	$ 188,398	$ 167,417
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	208,415	177,335	155,334
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	10,006	10,369	11,118
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 545	$ 694	$ 965